CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reversal of other non-cash movements:
Amortization of acquired assets and liabilities	$ 0	$ 0	$ (100)
Exchange rate adjustments	2,000	1,800	(2,400)
Share-based payments	0	1,900	2,000
Equity transactions expensed in relation to the Corporate Reorganization	0	0	(6,400)
Other adjustments	0	0	(200)
Total	2,000	3,700	(7,100)
Change in bunkers, receivables and payables:
Change in bunkers	(6,200)	(1,600)	(6,100)
Change in receivables	(10,400)	(12,400)	18,200
Change in prepayments	1,500	(1,400)	2,700
Change in trade payables and other liabilities	11,700	(1,600)	(2,600)
Other changes	(2,200)	(2,900)	(2,900)
Adjusted for fair value changes of derivative financial instruments	(7,100)	6,900	(1,000)
Total	$ 12,668	$ 12,996	$ (8,322)